8. BIOLOGICAL ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current biological assets [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	R$ 1,603,039	R$ 1,513,133
Additions/Transfer	16,814,078	7,002,415
Changes in fair value	2,427,416	1,773,891
Harvest
Write-off
Transfer between currentand non-current	148,738	126,405
Transfer to assets held for sale
Transfer to inventories	(18,865,818)	(8,808,624)
Exchange variation	1,557	(4,181)
Ending balance	2,129,010	1,603,039
Current biological assets [Member] | Live Animals [Member] | Poultry [member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	615,685	582,853
Additions/Transfer	9,705,994	3,456,921
Changes in fair value	2,059,397	1,564,807
Harvest
Write-off
Transfer between currentand non-current	57,164	49,250
Transfer to assets held for sale
Transfer to inventories	(11,571,369)	(5,033,965)
Exchange variation	1,557	(4,181)
Ending balance	868,428	615,685
Current biological assets [Member] | Live Animals [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	987,354	930,280
Additions/Transfer	7,108,084	3,545,494
Changes in fair value	368,019	209,084
Harvest
Write-off
Transfer between currentand non-current	91,574	77,155
Transfer to assets held for sale
Transfer to inventories	(7,294,449)	(3,774,659)
Exchange variation
Ending balance	1,260,582	987,354
Non-current biological assets [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	1,081,025	1,061,314
Additions/Transfer	473,057	422,866
Changes in fair value	(110,634)	(209,538)
Harvest	(59,586)	(48,890)
Write-off	(5,099)	(11,810)
Transfer between currentand non-current	(148,738)	(126,405)
Transfer to assets held for sale	(10,060)	(1,655)
Transfer to inventories
Exchange variation	1,784	(4,857)
Ending balance	1,221,749	1,081,025
Non-current biological assets [Member] | Live Animals [Member] | Poultry [member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	414,668	381,236
Additions/Transfer	71,494	94,055
Changes in fair value	51,660	(6,516)
Harvest
Write-off
Transfer between currentand non-current	(57,164)	(49,250)
Transfer to assets held for sale	(10,389)
Transfer to inventories
Exchange variation	1,784	(4,857)
Ending balance	472,053	414,668
Non-current biological assets [Member] | Live Animals [Member] | Pork [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	337,804	317,185
Additions/Transfer	363,027	272,677
Changes in fair value	(184,005)	(174,903)
Harvest
Write-off
Transfer between currentand non-current	(91,574)	(77,155)
Transfer to assets held for sale
Transfer to inventories
Exchange variation
Ending balance	425,252	337,804
Non-current biological assets [Member] | Forests [Member]
Disclosure of detailed information about biological assets [line items]
Beginning balance	328,553	362,893
Additions/Transfer	38,536	56,134
Changes in fair value	21,711	(28,119)
Harvest	(59,586)	(48,890)
Write-off	(5,099)	(11,810)
Transfer between currentand non-current
Transfer to assets held for sale	329	(1,655)
Transfer to inventories
Exchange variation
Ending balance	R$ 324,444	R$ 328,553